[LOGO OF EATON VANCE]

Investing                                   [PICTURE OF THE GLOBE APPEARS HERE]
for the
21st
century

Annual Report December 31, 1998


[PHOTO OF INDIA'S STATUE]        EATON VANCE
                                 GREATER INDIA
                                 Fund


Eaton Vance
Global Management-Global Distribution

[PICTURE OF THE JUNGLE APPEARS HERE]

Eaton Vance Greater India Fund as of December 31, 1998

Letter to Shareholders

[PHOTO OF JAMES B. HAWKES APPEARS HERE]

James B. Hawkes
President

Eaton Vance Greater India Fund, Class A shares, had a total return of -8.8% for the year ended December 31, 1998. That return was the result of a decline in net asset value per share (NAV) from $6.34 on December 31, 1997 to $5.78 on December 31, 1998.1

The Fund's Class B shares had a total return of -9.2% during the year ended December 31, 1998. This return resulted from a decline in NAV from $6.23 on December 31, 1997 to $5.66 on December 31, 1998.1

While posting a decline for the year, the Fund's performance compared favorably with that of the Bombay Stock Exchange (BSE) Index - an unmanaged index of common stocks traded in the India market - which had a total return of -20.3% for the year ended December 31, 1998.2

Like other emerging markets, India faced a tough road in 1998...

The world's emerging markets were under great pressure through much of 1998, and India was no exception. Economic weakness in Asia, the near-collapse of the Russian economy, and fears over Brazil's mounting problems prompted investors to seek the refuge of established markets like the U.S. and Europe. After a promising start, the Indian market lost ground in the summer months, as both direct investment and portfolio investment temporarily took to the sidelines.

On a more positive note, some of India's foreign tensions seemed to have eased as the year ended. Economic sanctions imposed on India and Pakistan in the wake of their respective nuclear tests were lifted by the U.S. and Japan. India and Pakistan each pledged to sign the Comprehensive Test Ban Treaty by September 1999. In an especially encouraging development, India and Pakistan have initiated talks aimed at increasing bilateral trade.

India's economic progress and reform agenda show promise over the long-term...

Without question, the past year was very frustrating for investors in India. But there's ample reason to believe in a promising future for the region. Even amid Asian economic turmoil, many Indian companies actually improved their profitability in the past year - no small feat in these uncertain times. Attractive valuations are another compelling reason. The BSE Index continued to sell at a multiple roughly half that of the high-flying U.S. market. We remain confident that India may still provide patient investors good growth opportunities in the years ahead. In the pages that follow, B.N. Manjunath reviews the events of the past year and looks ahead to 1999.


                                       Sincerely,

                                       /s/ James B. Hawkes


                                       James B. Hawkes
                                       President
                                       February 9, 1999

--------------------------------------------------------------------------------
Fund Information
as of December 31, 1998

Performance3                                           Class A      Class B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                 -8.8        -9.2%
Life of Fund+                                           -11.1       -11.5

SEC Average Annual Total Returns (Including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                                -14.1       -13.7%
Life of Fund+                                           -12.2       -11.9

+Inception date: 5/2/94

Ten Largest Holdings4
--------------------------------------------------------------------------------

Hindustan Lever Ltd.                                     15.6%
ITC Ltd.                                                  6.3
Hoechst Schering Agrevo Ltd.                              5.8
Infosys Technologies Ltd.                                 5.4
Punjab Tractors Ltd.                                      4.9
Videsh Sanchar Nigam Ltd., GDR                            4.9
NIIT Ltd.                                                 4.7
Novartis India Ltd.                                       4.6
Wyeth Lederle Ltd.                                        3.9
Zee Telefilms Ltd.                                        3.7

1 These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. 2 It is not possible to invest directly in an Index. 3 Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. 4 Ten largest holdings account for 59.8% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total investments of the Portfolio. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Greater India Fund as of December 31, 1998

Management Discussion

[PHOTO OF B.N. MANJUNATH APPEARS HERE]

B.N. Manjunath
Chief Representative
Lloyd George Management,
Bombay

An interview with B.N. Manjunath, Chief Representative,
Lloyd George Management, Bombay

Q: Mr. Manjunath, this has been a most tumultuous year for stock markets throughout Asia. How would you characterize the performance of the Indian economy and the Indian stock market in 1998?

A: India was less severely affected than other countries by the economic difficulties that gripped much of Asia in the fall. Nonetheless, India continued to face significant economic obstacles in 1998. Industrial output has been well below the levels of a year ago, and GDP growth is likely to be in the 5.5-6.0% range for the current fiscal year, somewhat below government estimates. With inflation in the 8% range and the budget deficit stubbornly high, the Reserve Bank of India (RBI) is constrained in its ability to reduce interest rates. The rupee, which had depreciated in the second half of 1997, lost further ground through the first half of 1998, but has since stabilized around the 42 rupees-to-the-dollar level.

   Not surprisingly, politics has remained a major concern to investors. The ruling BJP coalition has become increasingly fragile following losses in recent state elections, while the Congress Party has gained significant strength. The resulting political tensions created still more uncertainty for investors.

   Meanwhile, foreign tensions seemed to have eased somewhat as the year ended. A favorable monsoon season helped the important agricultural sector of the economy. These developments could help gradually improve investor sentiment in the region in coming months.

Q: With that as a backdrop, how did India's stock market perform in 1998?

A: The Indian market was fairly strong in the early months of 1998, rising 10% through April alone. However, in late spring, the depreciation of the Indian rupee accelerated. In addition, despite a weak economy, the anticipated interest rate cuts never materialized. Finally, as Asia's economic problems worsened, foreign investors became increasingly leery of emerging markets in general. The market declined sharply through the spring and summer, giving up all of the gains established earlier in the year. The market closed the year down 20.3%.

Q: Have you made any significant changes to the Portfolio in recent months?

A: There have been some significant changes. As of December 31, India accounted for about 83% of the Portfolio's assets, up significantly from around 75% a year ago. While the

--------------------------------------------------------------------------------

Five Largest Industry Weightings1
------------------------------------

[BAR GRAPH APPEARS HERE]

Household Products      15.6%
Computer Software       12.9%
Chemical                 9.1%
Telecomunication         6.5%
Comsumer Products        6.3%

Regional Distribution1
------------------------------------

[PIE GRAPH APPEARS HERE]

Cash        16.4%
Bangladesh   0.2%
India       83.4%

1As a percentage of total net assets. Because the Portfolio is actively managed, Industry Weightings and Regional Distributions are subject to change.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Eaton Vance Greater India Fund as of December 31, 1998

Management Discussion Cont'd


   economy has slowed, the Indian reform movement is still fundamentally sound. Interestingly, despite the disappointing market performance, many Indian companies have continued to post fairly robust earnings growth.

   Given the slow economy and the RBI's reluctance to lower interest rates, we have emphasized the consumer sectors in recent months, as India's growing middle class continued to generate a strong demand for consumer staples and personal care products. Elsewhere, engineering and software companies played a prominent role in the Portfolio. These companies have enjoyed strong revenue growth while benefiting from strong domestic and foreign markets for their engineering expertise. Finally, pharmaceutical companies were a large weighting. The drug sector was considered attractive in a weak economy because demand has tended to remain stable, regardless of changes in economic activity.

Q: You sharply reduced your Pakistan exposure. What prompted that move?

A: We pared back the Portfolio's exposure to Pakistan, which was around 8% a year ago, because the near-term prospects have deteriorated. Thanks only to a bailout by the International Monetary Fund, Pakistan narrowly avoided default on its debt in November. Pakistan has been especially hard-hit by the Asian debacle. With about 40% of the country's exports going to Asia, it is estimated that Pakistan's GDP growth could be just 3.0% in the 1998/99 fiscal year, down from 4.5% the previous year.

Q: Could we look at some of the Portfolio's largest investments?

A: Certainly. The Portfolio's largest holding is Hindustan Lever Ltd. The company dominates the Indian soap market and is a leader in the detergent and toothpaste market. In the present investment climate, Hindustan Lever benefits from a product range that enjoys rising demand even as the economic environment has worsened. The company is expanding its current facilities and planning to launch additional consumer products in 1999.

   Another large holding, Infosys Technologies Ltd. is one of India's largest software companies. Bangalore-based Infosys specializes in retail and financial software and has rapidly increased its customer base among large multinational consumer and financial service companies.

Q: You indicated the importance of the agriculture industry to the Indian economy. Does the Portfolio have investments in the farming sector?

A: Yes. Naturally, with India's ever-rising population, the challenge of producing and delivering food is a daunting one. The Portfolio has investments in companies that participate at several levels.

   Hoechst Schering Agrevo Ltd. is a chemicals manufacturer that specializes in agrichemicals. In addition to pesticides, herbicides, and fungicides, the company produces applications that help increase crop yields. As a result of Agrevo's research breakthroughs, farmers are now able to produce crops with specific characteristics, including controlled ripening to avoid spoilage and preferred oil composition for improved nutritional content.

   In the farm equipment area, Punjab Tractors Ltd. is the country's largest integrated manufacturer of farm vehicles and tractors. The passenger segment of India's auto sector is subject to fits and starts due to economic fluctuations. However, the demand for farm equipment has remained fairly stable as the government resolves to modernize the sector and improve the delivery of food to India's people.

Eaton Vance Greater India Fund as of December 31, 1998

Management Discussion Cont'd


   Finally, ITC Ltd. is a conglomerate with a large exposure to agribusiness. The company's main products are edible oils, hybrid agricultural seeds, and tobacco.

Q: You mentioned the Portfolio's exposure to the pharmaceuticals sector. Could you give some examples of your pharmaceutical investments?

A: Yes. Novartis India Ltd. is the Indian arm of the Swiss giant Novartis, the world's largest drug company, with massive research capabilities and exposure to every major drug application. Novartis India is well-positioned to take advantage of India's vast population and increasing demand for drug treatments.

   Ranbaxy Laboratories Ltd. is India's second largest pharmaceutical maker. In addition to drugs, the company's products include surgical dressings, diagnostic aids, and animal health care products. Ranbaxy has exploited its ability to bring new products relatively quickly to market and has successfully expanded overseas markets in Malaysia, Thailand and China.

Q: In your view, what are the prospects for the Indian market in the coming year?

A: There are, to be sure, lingering questions over the economy as well as the political outlook. They are likely to shadow the markets for the foreseeable future. However, as I indicated earlier, India has been less harshly impacted by Asia's weakness. That is a plus. And India has growing technology ties to the U.S. and developed countries. Moreover, with sanctions having been lifted, the pace of foreign direct and portfolio investment is likely to quicken. Over the short-term, the Indian market will require close monitoring and we will be very selective. However, the long-term prospects remain impressive. India remains one of the major growth stories among the world's emerging markets. The Portfolio will search out those individual opportunities while the broader growth scenario continues to unfold.


Comparison of Change in Value of a $10,000 Investment in Eaton Vance Grater India Fund Class A vs. the Bombay Stock Exchange Index*
May 14, 1994 December 31,1998

                           [LINE GRAPH APPEARS HERE]

           Eaton Vance Greater              Fund              Bombay Stock
Date       India Fund Class A      (minimum sales charge)    Exchange Index

05/31/94        $10,000                   $9,426                 $10,000
12/31/94        $ 9,840                   $9,275                 $10,163
12/31/95        $ 6,553                   $6,177                 $ 6,960
12/31/96        $ 6,054                   $5,706                 $ 6,378
12/31/97        $ 6,334                   $5,970                 $ 6,868
12/31/98        $ 5,774                   $5,443                 $ 5,470


Comparison of Change in Value of a $10,000 Investment in Eaton Vance Grater India Fund Class B vs. the Bombay Stock Exchange Index*
May 14, 1994 December 31,1998

                           [LINE GRAPH APPEARS HERE]


         Eaton Vance Greater      Bombay Stock
Date     India Fund Class B      Exchange Index

05/31/94       $10,000              $10,000
12/31/94       $ 9,830              $10,163
12/31/95       $ 6,543              $ 6,960
12/31/96       $ 5,904              $ 6,378
12/31/97       $ 6,224              $ 6,868
12/31/98       $ 5,654              $ 5,470

Performance**                                          Class A       Class B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                 -8.8         -9.2%
Life of Fund++                                          -11.1        -11.5

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                                -14.1        -13.7%
Life of Fund++                                          -12.2        -11.9
++Inception date: 5/2/94


* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced 5/2/94. Index information is only available at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations. The chart compares the Fund's total return with that of the Bombay Stock Exchange Index, a broad-based, unmanaged market index of common stocks traded in the India market. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less their original cost.

Eaton Vance Greater India Fund as of December 31, 1998
FINANCIAL STATEMENTS
Statement of Assets and Liabilities


As of December 31, 1998
Assets
-------------------------------------------------------------------------------
Investment in South Asia Portfolio, at value
    (identified cost, $42,593,513)                          $ 51,415,422
Receivable for Fund shares sold                                   69,126
Deferred organization expenses                                     9,676
-------------------------------------------------------------------------------
Total assets                                                $ 51,494,224
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Payable for Fund shares redeemed                            $    314,685
Payable to affiliate for Trustees' fees                              206
Other accrued expenses                                            84,828
-------------------------------------------------------------------------------
Total liabilities                                           $    399,719
-------------------------------------------------------------------------------
Net Assets                                                  $ 51,094,505
-------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                                             $ 73,331,001
Accumulated net realized loss from Portfolio
    (computed on the basis of identified cost)               (31,038,773)
Accumulated net investment loss                                  (19,632)
Net unrealized appreciation from Portfolio (computed
    on the basis of identified cost)                           8,821,909
-------------------------------------------------------------------------------
Total                                                       $ 51,094,505
-------------------------------------------------------------------------------

Class A Shares
-------------------------------------------------------------------------------
Net Assets                                                  $  8,031,335
Shares Outstanding                                             1,389,589
Net Asset Value and Redemption Price Per Share
    (net assets / shares of beneficial interest
    outstanding)                                            $       5.78
Maximum Offering Price Per Share
    (100 / 94.25 of $5.78)                                  $       6.13
-------------------------------------------------------------------------------

Class B Shares
-------------------------------------------------------------------------------
Net Assets                                                  $ 43,063,170
Shares Outstanding                                             7,607,077
Net Asset Value, Offering Price and Redemption Price
    Per Share (net assets / shares of beneficial interest
    outstanding)                                            $       5.66
-------------------------------------------------------------------------------
On  sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Year Ended
December 31, 1998
Investment Income
-------------------------------------------------------------------------------
Dividends allocated from Portfolio
    (net of foreign taxes, $13,779)                         $  1,112,834
Expenses allocated from Portfolio                             (1,214,299)
-------------------------------------------------------------------------------
Net investment loss from Portfolio                          $   (101,465)
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Management fee                                              $    161,806
Trustees fees and expenses                                         1,940
Distribution and service fees
    Class A                                                       50,369
    Class B                                                      541,653
Transfer and dividend disbursing agent fees                      110,295
Printing and postage                                              62,854
Legal and accounting services                                     37,723
Amortization of organization expenses                             28,756
Registration fees                                                 28,528
Custodian fee                                                     12,747
Miscellaneous                                                     25,735
-------------------------------------------------------------------------------
Total expenses                                              $  1,062,406
-------------------------------------------------------------------------------

Net investment loss                                         $ (1,163,871)
-------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)         $(12,223,511)
    Foreign currency transactions                               (312,230)
-------------------------------------------------------------------------------
Net realized loss                                           $(12,535,741)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
    Investments                                             $  7,642,459
    Foreign currency                                              31,390
-------------------------------------------------------------------------------

Net change in unrealized appreciation (depreciation)        $  7,673,849
-------------------------------------------------------------------------------

Net realized and unrealized loss                            $ (4,861,892)
-------------------------------------------------------------------------------

Net decrease in net assets from operations                  $ (6,025,763)
-------------------------------------------------------------------------------

                        See notes to financial statements

Eaton Vance Greater India Fund as of December 31, 1998
FINANCIAL STATEMENTS CONT'D
Statements of Changes in Net Assets


Increase (Decrease)               Year Ended           Year Ended
in Net Assets                     December 31, 1998    December 31, 1997
--------------------------------------------------------------------------------
From operations--
    Net investment loss                $ (1,163,871)        $ (1,387,697)
    Net realized loss                   (12,535,741)          (5,155,543)
    Net change in unrealized
        appreciation (depreciation)       7,673,849           11,444,170
--------------------------------------------------------------------------------
Net increase (decrease) in net
    assets from operations             $ (6,025,763)        $  4,900,930
--------------------------------------------------------------------------------
Transactions in shares of
    beneficial interest --
    Proceeds from sale of shares
        Class A                        $  2,508,762         $ 15,139,542
        Class B                           3,334,761                   --
    Issued in reorganization of EV
        Traditional Greater India Fund
        Class A                          12,518,640                   --
    Cost of shares redeemed
        Class A                          (6,123,286)         (25,889,063)
        Class B                         (23,931,103)                  --
--------------------------------------------------------------------------------
Net decrease in net assets from Fund
    share transactions                 $(11,692,226)        $(10,749,521)
--------------------------------------------------------------------------------

Net decrease in net assets             $(17,717,989)        $ (5,848,591)
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of year                   $ 68,812,494         $ 74,661,085
--------------------------------------------------------------------------------
At end of year                         $ 51,094,505         $ 68,812,494
--------------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
--------------------------------------------------------------------------------
At end of year                         $    (19,632)        $   (345,915)
--------------------------------------------------------------------------------

Statement of Cash Flows
                                                       Year Ended
Increase (Decrease) in Cash                            December 31, 1998
--------------------------------------------------------------------------------
Cash Flows From (Used For) Operating Activities  --
    Purchase of interests in South Asia Portfolio           $ (5,345,565)
    Withdrawal of interests in South Asia Portfolio           30,993,735
    Operating expenses paid                                   (1,074,341)
--------------------------------------------------------------------------------
Net cash from operating activities                          $ 24,573,829
--------------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities  --
    Proceeds from shares sold                               $  5,796,211
    Payments for shares redeemed                             (30,370,040)
--------------------------------------------------------------------------------
Net cash used for financing activities                      $(24,573,829)
--------------------------------------------------------------------------------

Net increase in cash                                        $         --
--------------------------------------------------------------------------------

Cash at Beginning of Year                                   $         --
--------------------------------------------------------------------------------

Cash at End of Year                                         $         --
--------------------------------------------------------------------------------

Reconciliation of Net Decrease in Net Assets
From Operations to Net Cash From
Operating Activities
--------------------------------------------------------------------------------
Net decrease in net assets from operations                  $ (6,025,763)
Decrease in deferred organization expenses                        28,756
Decrease in payable to affiliate                                    (306)
Decrease in accrued expenses                                     (40,385)
Net decrease in investments                                   30,611,527
--------------------------------------------------------------------------------
Net cash from operating activities                          $ 24,573,829
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Greater India Fund as of December 31, 1998
FINANCIAL STATEMENTS CONT'D
Financial Highlights

                                                                                       Year Ended December 31,
                                                ------------------------------------------------------------------------------
                                                        1998(1)              1997         1996(1)        1995          1994(2)
                                                ----------------------     ---------------------------------------------------
                                                 Class A      Class B       Class B       Class B       Class B        Class B
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year           $   6.340    $   6.230     $   5.910     $   6.550     $   9.840     $  10.000
-----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment loss                            $  (0.082)   $  (0.110)    $  (0.126)    $  (0.099)    $  (0.176)    $  (0.065)
Net realized and unrealized gain (loss)           (0.478)      (0.460)        0.446        (0.541)       (3.114)       (0.095)
-----------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations            $  (0.560)   $  (0.570)    $   0.320     $  (0.640)    $  (3.290)    $  (0.160)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                 $   5.780    $   5.660     $   6.230     $   5.910     $   6.550     $   9.840
-----------------------------------------------------------------------------------------------------------------------------------

Total Return (3)                                   (8.83)%      (9.15)%        5.42%        (9.77)%      (33.43)%       (1.60)%
-----------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
Net assets, end of year (000's omitted)        $   8,031    $  43,063     $  68,812     $  74,661     $  21,041     $  38,925
Ratios (As a percentage of average daily net
  assets):                                          3.18%        3.69%         3.08%         2.88%         3.31%         2.54%(6)
  Expenses (4)(5)
  Expenses after custodian fee reduction (4)        3.08%        3.59%         3.05%         2.65%         2.90%           --
  Net investment loss                              (1.38)%      (1.87)%       (1.67)%       (1.46)%       (1.74)%       (1.42)%(6)
-----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the start of business, May 2, 1994, to December 31, 1994.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses.
(5) The expense ratios for the year ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the prior period has not been adjusted to reflect this change.
(6) Annualized.



                        See notes to financial statements

Eaton Vance Greater India Fund as of December 31, 1998
NOTES TO FINANCIAL STATEMENTS


1 Significant Accounting Policies
  -----------------------------------------------------------------------------
  Eaton Vance Greater India Fund (the Fund) is a mutual fund seeking long-term capital appreciation through the purchase of an interest in a separate investment company which invests primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (See Note 7). Both classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in South Asia Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (97.5% at December 31, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, if any. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1998, the Fund, for federal income tax purposes had a capital loss carryover of $29,146,282 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryovers were acquired through the Fund Reorganization (See Note 8) and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows: December 31, 2002 ($12,117), December 31, 2003 ($6,518,175),
  December 31, 2004 ($6,203,069), December 31, 2005 ($5,626,667), December 31,
  2006 ($10,786,254). Additionally, at December 31, 1998, net capital losses of $1,743,350 and net currency losses of $19,632 attributable to security transactions incurred after October 31, 1998, are treated as arising on the first day of the Fund's next taxable year.

  D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

  E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  F Other -- Investment transactions are accounted for on a trade date basis.

Eaton Vance Greater India Fund as of December 31, 1998
NOTES TO FINANCIAL STATEMENTS CONT'D



  G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

2 Management Fee and Other Transactions with Affiliates
  -----------------------------------------------------------------------------
  The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the year ended December 31, 1998, the fee was equivalent to 0.25% of the Fund's average net assets for such period and amounted to $161,806. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $3,937 from the Eaton Vance Greater India Fund as its portion of the sales charge on sales of Class A shares for the year ended December 31, 1998.

  Certain officers and Trustees of the Fund and the Portfolio are officers and directors of EVM.

3 Shares of Beneficial Interest
  -----------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                              Year Ended
  Class A                                                  December 31, 1998
--------------------------------------------------------------------------------
  Sales                                                           416,410
  Redemptions                                                    (999,941)
  Issued to EV Traditional Greater India
  Fund shareholders                                             1,973,120
--------------------------------------------------------------------------------
  Net increase                                                  1,389,589


                                                    Year Ended December 31,
                                              ----------------------------------
  Class B                                        1998               1997
--------------------------------------------------------------------------------
  Sales                                        557,166          2,278,392

  Redemptions                               (3,998,326)        (3,854,049)
--------------------------------------------------------------------------------

  Net decrease                              (3,441,160)        (1,575,657)
--------------------------------------------------------------------------------

4 Distributions to Shareholders
  ------------------------------------------------------------------------------
  It is the present policy of the Fund to make (a) at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, if any, less the Fund's direct expenses and (b) at least one distribution annually of all or substantially all of the net realized capital gains allocated by the Portfolio to the Fund, if any (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund, without a sales charge, at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statement and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized losses. Permanent differences between book and tax accounting are reclassified to paid-in capital.

Eaton Vance Greater India Fund as of December 31, 1998
NOTES TO FINANCIAL STATEMENTS CONT'D



  During the year ended December 31, 1998, $1,555,492 was reclassified from accumulated net investment loss to paid-in capital due to permanent differences between book and tax accounting for operating losses. Additionally, $312,204 was reclassified from accumulated net realized loss from Portfolio to paid-in capital due to permanent differences between book and tax accounting for capital losses. Net investment loss, net realized loss on investment transactions and net assets were unaffected by these reclassifications.

5 Investment Transactions
  ------------------------------------------------------------------------------
  For the year ended December 31, 1998, increases and decreases in the Fund's investment in the Portfolio aggregated $5,345,565 and $30,993,735, respectively.

6 Distribution Plan
  -----------------------------------------------------------------------------
  The Fund has adopted distribution plans (Class A Plan, Class B Plan, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940.

  The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), in an amount equal to the aggregate of (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year.

  The Class B Plan provides for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% of the Fund's average daily net assets attributable to Class B shares. The Fund will automatically discontinue payments to EVD under the Class B Plan during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of
  (i) 5% of the amount received by the Fund for each Class B share sold plus,
  (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (See Note
  7), daily amounts theretofore paid to EVD by Lloyd George Investment Management (Bermuda) Limited, investment adviser for the Portfolio (Adviser), in consideration of EVD's distribution effort. The amount of Uncovered Distribution Charges EVD calculated under the Class B Plan was approximately $2,847,000 at December 31, 1998. The amounts paid by the Adviser to EVD are equivalent to 0.15% of the Fund's average net assets attributable to Class B shares and are made from the Adviser's own resources, not Fund assets.

  Distribution fee payments are made for providing ongoing distribution services to the Fund. The amount payable to EVD by the Fund with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $31,464 and $409,863 for Class A and Class B shares, respectively, to or payable to EVD for the year ended December 31, 1998, representing 0.31% and 0.75% of average daily net assets attributable to Class A and Class B shares, respectively.

  In addition, the Plans authorize the Fund to make payments of service fees to EVD, Authorized Firms and other persons in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class B shares which have remained outstanding for more than one year. Such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. For the year ended December 31, 1998, service fees amounted to $18,905 and $131,790 for Class A and Class B shares, respectively, representing 0.19% and 0.24% of average daily net assets attributable to Class A and Class B shares, respectively.

  Certain officers and Trustees of the Fund are officers or directors of EVD.

7 Contingent Deferred Sales Charge
  -----------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by

Eaton Vance Greater India Fund as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


  reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the year ended December 31, 1998, EVD received approximately $650,000 of CDSC paid by Class B shareholders.

8 Transfer of Net Assets
  ------------------------------------------------------------------------------
  On January 1, 1998, EV Marathon Greater India Fund acquired the net assets of the EV Traditional Greater India Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon Greater India Fund, at the closing, issued 1,973,120 Class A shares of the Fund having an aggregate value of $12,518,640. As a result the Fund issued one Class A share for each share of EV Traditional Greater India Fund. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. The EV Traditional Greater India Fund's net assets at the date of the transaction were $12,518,640, including $744,300 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Greater India Fund (formerly "EV Marathon Greater India Fund") were $81,331,134 with a net asset value of $6.34 and $6.23 for Class A and Class B, respectively.

9 Name Change
  ------------------------------------------------------------------------------
  Effective January 1, 1998, the EV Marathon Greater India Fund changed its name to the Eaton Vance Greater India Fund.

Eaton Vance Greater India Fund as of December 31, 1998
INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders
of Eaton Vance Special Investment Trust:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Eaton Vance Greater India Fund (one of the Funds constituting the Eaton Vance Special Investment Trust) as of December 31, 1998, the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the years in the four-year period ended December 31, 1998, and for the period from the start of business, May 2, 1994, to December 31, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based upon our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Greater India Fund series of the Eaton Vance Special Investment Trust at December 31, 1998, the results of its operations, its cash flows, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                                       DELOITTE & TOUCHE LLP
                                       Boston, Massachusetts
                                       February 12, 1999

South Asia Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS


Common Stocks -- 83.6%

Bangladesh -- 0.2%

                                           Shares            Value
--------------------------------------------------------------------------

Textiles -- 0.2%
--------------------------------------------------------------------------
Apex Spinning & Knitting Mills(1)          48,000            $   106,392
Garment manufacturer.
--------------------------------------------------------------------------
                                                             $   106,392
--------------------------------------------------------------------------
Total Bangladesh
    (identified cost $311,535)                               $   106,392
--------------------------------------------------------------------------
India -- 83.4%

Agricultural Equipment -- 4.9%
--------------------------------------------------------------------------
Punjab Tractors Ltd.(2)                   138,900            $ 2,595,284
The only fully indigenously designed
tractor manufacturer in the country.
--------------------------------------------------------------------------
                                                             $ 2,595,284
--------------------------------------------------------------------------

Auto and Parts -- 2.2%
--------------------------------------------------------------------------
Bajaj Auto Ltd.(2)                          2,600            $    31,892
Leading manufacturer of
two-wheelers & three-wheelers.
IFB Industries Ltd.(1)(2)                      50                      7
Manufacturer of high precision
engineering tools and domestic
appliances.
Motor Industries                            9,150                782,040
A subsidiary of Robert Bosch of
Germany with
a presence in the auto
components industry,
with products such as spark
plugs & fuel
injection pumps.
Munjal Showa Ltd.(2)                      103,000                332,063
Manufactures automotive
components for two wheelers and
passenger cars.
--------------------------------------------------------------------------
                                                             $ 1,146,002
--------------------------------------------------------------------------

Banks and Money Services -- 0.0%
--------------------------------------------------------------------------
Industrial Credit and Investment              250            $       277
Corp.(2)
One of India's largest
development finance
institutions, with assets over
$7.39 billion, involved in
project financing &
investment banking.
Kotak Mahindra Finance Ltd.(2)                700                    318
Bill discounting & consumer
financing.
Oriental Bank of Commerce(2)                  100                     88
Public sector retail bank.
State Bank of India                           200                    739
The largest public sector
commercial bank
in India, with over 8000
branches.  Engaged
in retail banking & a range of
non-fund
based activities.
--------------------------------------------------------------------------
                                                             $     1,422
--------------------------------------------------------------------------

Beverages -- 0.0%
--------------------------------------------------------------------------
Tata Tea Ltd.(2)                              100            $       840
Integrated tea company with substantial
presence in plantation as well as direct
marketing of branded tea.
--------------------------------------------------------------------------
                                                             $       840
--------------------------------------------------------------------------

Broadcasting and Cable -- 3.7%
--------------------------------------------------------------------------
Zee Telefilms Ltd.(1)(2)                  128,200            $ 1,930,768
The marketing and programming division
of the Zee Group, the largest and most
profitable satellite channel operator
in India.
--------------------------------------------------------------------------
                                                             $ 1,930,768
--------------------------------------------------------------------------

Building Materials -- 1.6%
--------------------------------------------------------------------------
Associated Cement Cos. Ltd.                    40            $       972
India's largest & one of the
world's largest cement
manufacturing companies; total
capacity of 9.96 million tons.
Gujarat Ambuja Cements GDR(1)             130,000                858,000
The largest cement manufacturer
in the states of Punjab and
Gujarat.
--------------------------------------------------------------------------
                                                             $   858,972
--------------------------------------------------------------------------

Cable - Telecommunications -- 0.0%
--------------------------------------------------------------------------
Usha Beltron Ltd. GDR                         290            $       297
A medium-sized manufacturer of jelly
filled telecom cables.
--------------------------------------------------------------------------
                                                             $       297
--------------------------------------------------------------------------

Chemicals -- 9.1%
--------------------------------------------------------------------------
Castrol India(2)                           96,400            $ 1,720,659
The largest private sector
company in the Indian lubricant
industry.
Hoechst Schering Agrevo Ltd.(1)           257,400              3,046,763
A major company in the
agrochemical & pesticide
business.
Reliance Industries Ltd.(2)                 1,281                  3,611
Integrated petrochemical
company with world size
capacities and major presence
in polyesters and polymers.
Tata Chemicals(2)                           1,449                  3,454
A diversified company with a
major presence in soda ash,
caustic soda & fertilizers.
--------------------------------------------------------------------------
                                                             $ 4,774,487
--------------------------------------------------------------------------

                        See notes to financial statements

South Asia Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D




                                          Shares             Value
--------------------------------------------------------------------------

Chemicals - Specialty -- 2.7%
--------------------------------------------------------------------------
ICI India Ltd.                            319,850            $ 1,443,634
A 51% subsidiary of ICI PLC, UK, having
major presence in paints, explosives and
specialty chemicals.
--------------------------------------------------------------------------
                                                             $ 1,443,634
--------------------------------------------------------------------------

Computer Software -- 12.9%
--------------------------------------------------------------------------
Infosys Technologies Ltd.                  40,700            $ 2,833,532
One of India's leading
companies in the computer
software sector.  Provides
specialized software for
banking & retail distribution
sector - major clients include
Reebok and Levi Straus.
NIIT Ltd.(2)                               65,000              2,483,675
India's leading information
technology
education company and the third
largest
exporter of software.
Tata Infotech Ltd.(2)                      44,600              1,474,597
One of the largest information
technology service & solution
providers in India with
interest in software
development, distribution,
networking, maintenance,
support and training.
--------------------------------------------------------------------------
                                                             $ 6,791,804
--------------------------------------------------------------------------

Conglomerates -- 0.0%
--------------------------------------------------------------------------
Indian Rayon & Industries Ltd.(2)             153            $       405
Diversified company with
interests in cement, textiles,
rayon and carbon black.
--------------------------------------------------------------------------
                                                             $       405
--------------------------------------------------------------------------

Consumer Products -- 6.3%
--------------------------------------------------------------------------
ITC Ltd.                                  187,053            $ 3,301,324
Manufacturer of
cigarettes/tobacco with market
leadership in all cigarette
segments.
Ponds (India) Ltd.(2)                         200                  5,860
51% subsidiary of Unilever PLC,
UK (to be merged with another
giant Unilever company in India
- Hindustand Lever) has
presence in personal care
products.
--------------------------------------------------------------------------
                                                             $ 3,307,184
--------------------------------------------------------------------------

Containers and Packaging -- 0.7%
--------------------------------------------------------------------------
Container Corp. of India Ltd.(2)           65,000            $   365,878
Transports containerized cargo
by rail and provides ancillary
services.
--------------------------------------------------------------------------
                                                             $   365,878
--------------------------------------------------------------------------

Diversified Industry -- 0.0%
--------------------------------------------------------------------------
Enkay Texofood Industries Ltd.(2)             786            $       477
Has business interests in the
manufacturing of synthetic
yarns & the export of processed
foods.
Larsen & Toubro Ltd.(2)                       400                  1,511
India's largest company in the
engineering & construction
sector.
Thiru Arooran Sugars                          100                    108
A manufacturer of sugar &
industrial alcohol.  Has also
made foray into cogeneration of
power through bagasse.
--------------------------------------------------------------------------
                                                             $     2,096
--------------------------------------------------------------------------

Drugs -- 3.9%
--------------------------------------------------------------------------
Wyeth Lederle Ltd.(2)                     141,000            $ 2,041,423
A subsidiary of American Home Products.
--------------------------------------------------------------------------
                                                             $ 2,041,423
--------------------------------------------------------------------------

Drugs and Agrochemicals -- 4.6%
--------------------------------------------------------------------------
Novartis India Ltd.(2)                    126,000            $ 2,409,848
A prominent player in both the
pharmaceutical and agrochemical industries.
--------------------------------------------------------------------------
                                                             $ 2,409,848
--------------------------------------------------------------------------

Electric Utilities -- 0.0%
--------------------------------------------------------------------------
BSES Ltd.(2)                                  200            $       665
A monopoly distributor of power in suburbs
of Bombay.
--------------------------------------------------------------------------
                                                             $       665
--------------------------------------------------------------------------

Electrical Equipment -- 1.9%
--------------------------------------------------------------------------
Asea Brown Boveri (India) Ltd.(2)             610            $     7,253
Indian subsidiary of
Swedish-Swiss multinational ABB
& one of the largest
manufacturers of electrical
power equipment.
Bharat Heavy Electricals(1)(2)            160,000                988,728
India's premier engineering
goods company
with major presence in
industrial and
power equipment.
--------------------------------------------------------------------------
                                                             $   995,981
--------------------------------------------------------------------------

Fast Moving Consumer Goods -- 1.7%
--------------------------------------------------------------------------
Smithkline Beecham Consumer Healthcare     70,000            $   865,631
Ltd.(1)(2)
An associate company of Smithkline
Beecham Plc, UK.
--------------------------------------------------------------------------
                                                             $   865,631
--------------------------------------------------------------------------


                        See notes to financial statements

South Asia Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


                                          Shares             Value
--------------------------------------------------------------------------

Household Products-- 15.6%
--------------------------------------------------------------------------
Hindustan Lever Ltd.(2)                   210,250            $ 8,230,400
A diversified multinational of
the Unilever group and a market
leader in soap & detergents,
personal care & food processing
industries.
Reckitt and Colman of India Ltd.(2)           308                  2,720
Manufacturer of household
products such as mosquito
repellent, surface cleaning
agents and antiseptic lotions.
--------------------------------------------------------------------------
                                                             $ 8,233,120
--------------------------------------------------------------------------

Industrial Equipment -- 0.0%
--------------------------------------------------------------------------
Thermax Ltd.(2)                             1,800            $     6,057
Diversified company with three major
divisions - energy, environment &
chemicals, manufacturing industrial
boilers, process heat equipment & chillers,
and pollution control equipment.
--------------------------------------------------------------------------
                                                             $     6,057
--------------------------------------------------------------------------

Lodging and Gaming -- 0.0%
--------------------------------------------------------------------------
Hotel Leela Venture Ltd.(2)                   750            $       687
Operates business hotels & a beach resort
 in Bombay & Goa, respectively.
--------------------------------------------------------------------------
                                                             $       687
--------------------------------------------------------------------------

Machinery -- 2.4%
--------------------------------------------------------------------------
Ingersoll Rand of India                    61,400            $   627,437
Manufacturer of compressors,
process pumps and mining
equipment.
Otis Elevator Co. (India) Ltd.             90,000                637,487
Manufacturer of elevators and
escalators with dominant market
share.
--------------------------------------------------------------------------
                                                             $ 1,264,924
--------------------------------------------------------------------------

Medical Products -- 1.8%
--------------------------------------------------------------------------
Hoechst Marion Roussel Ltd.               100,000            $   966,584
The fourth largest company in
the Indian pharmaceutical
industry with major presence in
therapeutical segments of
analgesic, antihistemic,
cardiovascular drugs.  Also
manufactures animal health care.
Ranbaxy Laboratories Ltd.(2)                  514                  3,242
Presence in anti-bacterial and
antibiotics segments, and a
major exporter of bulk drugs
and formulations.
--------------------------------------------------------------------------
                                                             $   969,826
--------------------------------------------------------------------------

Metals - Industrial-- 0.0%
--------------------------------------------------------------------------
Bellary Steels & Alloys(2)                    200            $        32
An integrated private sector
steel company
with capacity slated to
increase from 0.5 to
2 million tons.
Tata Iron & Steel Co. Ltd.(2)                 203                    561
The largest private sector
integrated steel manufacturer
in the country, with a total
capacity of 2.7 million tons.
--------------------------------------------------------------------------
                                                             $       593
--------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 0.9%
--------------------------------------------------------------------------
Hi-tech Drilling Services India           285,000            $   488,916
Ltd.(2)
A company engaged in offshore oil drilling.
--------------------------------------------------------------------------
                                                             $   488,916
--------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 0.0%
--------------------------------------------------------------------------
Hindustan Petroleum Corp.(2)                1,100            $     6,086
Petroleum company with the second
largest 10.25 MMT refining capacity in the
country with strong marketing network.
--------------------------------------------------------------------------
                                                             $     6,086
--------------------------------------------------------------------------

Packaging -- 0.0%
--------------------------------------------------------------------------
Flex Industries (wts)(1)(3)                 4,274            $         0
Leading integrated company in the
packaging industry.
--------------------------------------------------------------------------
                                                             $         0
--------------------------------------------------------------------------

Paper and Forest Products -- 0.0%
--------------------------------------------------------------------------
Tamil Nadu Newsprint and Paper(1)             100            $        45
The world's largest begasse based
paper manufacturer in the public sector.
--------------------------------------------------------------------------
                                                             $        45
--------------------------------------------------------------------------

Telecommunications -- 6.5%
--------------------------------------------------------------------------
Mahanger Telephone Nigam Ltd.(2)          201,100            $   866,961
Government owned monopoly
provider of fixed wire
telephone services in India's
major cities of Bombay & Delhi.
Videsh Sanchar Nigam Ltd., GDR            210,000              2,572,500
India's monopoly international
telephone service provider
--------------------------------------------------------------------------
                                                             $ 3,439,461
--------------------------------------------------------------------------

                        See notes to financial statements

South Asia Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


                                          Shares             Value
--------------------------------------------------------------------------

Transportation -- 0.0%
--------------------------------------------------------------------------
Great Eastern Shipping(2)                   1,310            $       711
Diversified company with
interests in shipping and
property development.
--------------------------------------------------------------------------
                                                             $       711
--------------------------------------------------------------------------

Total India
    (identified cost $34,733,744)                            $43,943,047
--------------------------------------------------------------------------

Pakistan -- 0.0%

Electric Utilities -- 0.0%
--------------------------------------------------------------------------
Karachi Electric Supply Co./(1)/               50            $         9
Electric distributor for Karachi.
--------------------------------------------------------------------------
                                                             $         9
--------------------------------------------------------------------------

Insurance -- 0.0%
--------------------------------------------------------------------------
Adamjee Insurance Co.                           1            $         0
Leading supplier of general insurance
in Pakistan.
--------------------------------------------------------------------------
                                                             $         0
--------------------------------------------------------------------------

Medical Products -- 0.0%
--------------------------------------------------------------------------
Searle Pakistan/(1)/                       23,711            $     7,864
Major player in the pharmaceutical
industry.
--------------------------------------------------------------------------
                                                             $     7,864
--------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 0.0%
--------------------------------------------------------------------------
Pakistan State Oil Co. Ltd.                     1            $         0
Principal distributor of fuel,
oil and petroleum.
--------------------------------------------------------------------------
                                                             $         0
--------------------------------------------------------------------------
Total Pakistan
    (identified cost $51,189)                                $     7,873
--------------------------------------------------------------------------
Sri Lanka -- 0.0%

Banks and Money Services -- 0.0%
--------------------------------------------------------------------------
Development Finance Corp.                       2            $         4
One of Sri Lanka's largest development
financial institutions involved in
project financing & investment banking.
--------------------------------------------------------------------------
                                                             $         4
--------------------------------------------------------------------------

Conglomerates -- 0.0%
--------------------------------------------------------------------------
Hayleys Ltd.                                    1            $         2
Has interest in diversified
business of shipping,
agriculture, textiles & hotels.
--------------------------------------------------------------------------
                                                             $         2
--------------------------------------------------------------------------

Total Sri Lanka
    (identified cost $11)                                    $         6
--------------------------------------------------------------------------

Total Common Stocks
    (identified cost $35,096,479)                            $44,057,318
--------------------------------------------------------------------------

Bonds -- 0.0%

                                         Principal
                                         Amount
                                         (000's omitted)     Value
--------------------------------------------------------------------------
Flex Industries, 13.50%, 12/31/99        $    812            $    13,678
--------------------------------------------------------------------------

Total Bonds
    (identified cost $26,133)                                $    13,678
--------------------------------------------------------------------------
Total Investments -- 83.6%
    (identified cost $35,122,612)                            $44,070,996
--------------------------------------------------------------------------

Other Assets, Less Liabilities -- 16.4%                      $ 8,662,753
--------------------------------------------------------------------------


Net Assets -- 100%                                           $52,733,749
--------------------------------------------------------------------------

Company descriptions are unaudited.
GDR -- Global Depositary Receipt
(1) Non-income producing security.
(2) The above securities held by the Portfolio on December 31, 1998 are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell certain of these securities. At December 31, 1998, the aggregate value of these securities amounted to $2,496,175 representing 4.7% of the Portfolio's net assets (Note 5).
(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.



                        See notes to financial statements

South Asia Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Top Ten Holdings


                                                   Percentage
                             Industry              of Net
Company                      Sector                Assets          Value
-------------------------------------------------------------------------------
Hindustan Lever Ltd.         Household Products      15.6%         $8,230,400
ITC Ltd.                     Consumer Products        6.3           3,301,324
Hoechst Schering Agrevo      Chemicals                5.8           3,046,763
Ltd.
Infosys Technologies         Computer Software        5.4           2,833,532
Ltd.
Punjab Tractors Ltd.         Agricultural             4.9           2,595,284
                             Equipment
Videsh Sanchar Nigam         Telecommunications       4.9           2,572,500
Ltd., GDR
NIIT Ltd.                    Computer Software        4.7           2,483,675
Novartis India Ltd.          Drugs and                4.6           2,409,848
                             Agrochemicals
Wyeth Lederle Ltd.           Drugs                    3.9           2,041,423
Zee Telefilms Ltd.           Broadcasting and         3.7           1,930,768
                             Cable


Industry concentration -- Below are the top ten industry sectors represented in the Portfolio of Investments (Unaudited)


                                   Percentage
                                   of Net
Industry Sector                    Assets              Value
----------------------------------------------------------------------
Household Products                   15.6%             $8,233,120
Computer Software                    12.9               6,791,804
Chemicals                             9.1               4,774,487
Telecommunications                    6.5               3,439,461
Consumer Products                     6.3               3,307,184
Agricultural Equipment                4.9               2,595,284
Drugs and Agrochemicals               4.6               2,409,848
Drugs                                 3.9               2,041,423
Broadcasting and Cable                3.7               1,930,768
Chemicals - Specialty                 2.7               1,443,634




                        See notes to financial statements
                                      18

South Asia Portfolio as of December 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of December 31, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value
    (identified cost, $35,122,612)                          $ 44,070,996
Cash                                                           1,116,958
Foreign currency, at value
    (identified cost, $4,503,716)                              4,518,556
Receivable for investments sold                                3,958,289
Dividends and interest receivable                                 35,923
Miscellaneous receivable                                              82
Deferred organization expenses                                     5,445
--------------------------------------------------------------------------------
Total assets                                                $ 53,706,249
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                           $    766,548
Payable to affiliate for Trustees' fees                              595
Other accrued expenses                                           205,357
--------------------------------------------------------------------------------
Total liabilities                                           $    972,500
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                               $ 52,733,749
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals     $ 43,767,001
Net unrealized appreciation (computed on the basis
    of identified cost)                                        8,966,748
--------------------------------------------------------------------------------
Total                                                       $ 52,733,749
--------------------------------------------------------------------------------

Statement of Operations


For the Year Ended
December 31, 1998
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $14,113)                   $  1,141,134
--------------------------------------------------------------------------------
Total investment income                                     $  1,141,134
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                      $    500,819
Administration fee                                               166,923
Trustees fees and expenses                                         8,092
Custodian fee                                                    471,465
Legal and accounting services                                    119,475
Amortization of organization expenses                             17,403
Miscellaneous                                                     30,153
--------------------------------------------------------------------------------
Total expenses                                              $  1,314,330
--------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee                              $     69,404
--------------------------------------------------------------------------------
Total expense reductions                                    $     69,404
--------------------------------------------------------------------------------

Net expenses                                                $  1,244,926
--------------------------------------------------------------------------------

Net investment loss                                         $   (103,792)
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)         $(12,407,781)
    Foreign currency transactions                               (320,318)
--------------------------------------------------------------------------------
Net realized loss                                           $(12,728,099)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
    Investments (identified cost basis)                     $  7,694,076
    Foreign currency                                              32,383
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)        $  7,726,459
--------------------------------------------------------------------------------

Net realized and unrealized loss                            $ (5,001,640)
--------------------------------------------------------------------------------

Net decrease in net assets from operations                  $ (5,105,432)
--------------------------------------------------------------------------------


                       See notes to financial statements

South Asia Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)              Year Ended             Year Ended
in Net Assets                    December 31, 1998      December 31, 1997
--------------------------------------------------------------------------------
From operations--
    Net investment loss               $   (103,792)         $    (222,946)
    Net realized loss                  (12,728,099)            (6,059,884)
    Net change in unrealized
        appreciation (depreciation)      7,726,459             15,208,670
--------------------------------------------------------------------------------
Net increase (decrease) in net
    assets from operations            $ (5,105,432)         $   8,925,840
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                     $  5,420,705          $  42,091,228
    Withdrawals                        (31,756,273)           (70,765,712)
--------------------------------------------------------------------------------
Net decrease in net assets
    from capital transactions         $(26,335,568)         $ (28,674,484)
--------------------------------------------------------------------------------


Net decrease in net assets            $(31,441,000)         $ (19,748,644)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                  $ 84,174,749          $ 103,923,393
--------------------------------------------------------------------------------
At end of year                        $ 52,733,749          $  84,174,749
--------------------------------------------------------------------------------

Statement of Cash Flows

                                                        Year Ended
Increase (Decrease) in Cash                             December 31, 1998
--------------------------------------------------------------------------------
Cash Flows From (For) Operating Activities --
    Purchase of investments                                  $(36,453,134)
    Proceeds from sale of investments                          61,268,392
    Dividends, interest and tax reclaims received               1,246,139
    Operating expenses paid                                    (1,258,928)
    Foreign currency transactions                                 878,212
--------------------------------------------------------------------------------
Net cash from operating activities                           $ 25,680,681
--------------------------------------------------------------------------------
Cash Flows From (For) Financing Activities --
    Proceeds from capital contributions                      $  5,420,705
    Payments for capital withdrawals                          (31,756,273)

--------------------------------------------------------------------------------
Net cash used for financing activities                       $(26,335,568)
--------------------------------------------------------------------------------

Net decrease in cash                                         $   (654,887)
--------------------------------------------------------------------------------

Cash at Beginning of Year                                    $  1,771,845
--------------------------------------------------------------------------------

Cash at End of Year                                          $  1,116,958
--------------------------------------------------------------------------------

Reconciliation of Net Decrease in Net Assets From
Operations to Net Cash From Operating Activities
--------------------------------------------------------------------------------
Net decrease in net assets from operations                   $ (5,105,432)
Increase in receivable for investments sold                    (2,137,169)
Decrease in foreign currency                                    1,166,147
Decrease in dividends, interest and other receivables             105,005
Decrease in deferred organizational expense                        17,403
Increase in payable for investments purchased                     765,546
Decrease in payable to affiliate                                     (718)
Decrease in accrued expenses and other liabilities                (30,686)
Net decrease in investments                                    30,900,585
--------------------------------------------------------------------------------
Net cash from operating activities                           $ 25,680,681
--------------------------------------------------------------------------------


                        See notes to financial statements

South Asia Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                            Year Ended December 31,
                                                      ---------------------------------------------------------------------
                                                        1998           1997          1996           1995          1994(1)
---------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------------------
Expenses (2)                                             1.97%          1.61%         1.51%          1.76%        1.16%(3)
Expenses after custodian fee reduction (2)               1.87%          1.58%         1.28%          1.35%         --
Net investment income (loss)                            (0.16)%        (0.20)%       (0.11)%        (0.18)%       0.01%(3)
Portfolio Turnover                                         60%            48%           46%            38%           1%
---------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, May 2, 1994, to December 31, 1994.
(2) The expense ratios for the year ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the prior period has not been adjusted to reflect this change.
(3) Annualized.


                       See notes to financial statements

South Asia Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  South Asia Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Federal Taxes -- The Portfolio is treated as a partnership for U.S. Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements, (under the U.S. Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on a straight-line basis over five years.

  D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

  E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

  F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

South Asia Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D



  G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

  H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  I Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1998, the adviser fee was 0.75% of average daily net assets and amounted to $500,819. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1998, the administration fee was 0.25% of average net assets and amounted to $166,923. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are officers or trustees of the above organizations.


3 Investment Transactions
  ------------------------------------------------------------------------------
  For the year ended December 31, 1998, purchases and sales of investments, other than short-term obligations, aggregated $37,218,680 and $63,405,561 respectively.


4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1998, as computed on a federal income tax basis, are as follows:


  Aggregate cost                                            $35,122,612
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                             $11,067,741

  Gross unrealized depreciation                              (2,119,357)
  ------------------------------------------------------------------------------

  Net unrealized appreciation                               $ 8,948,384
  ------------------------------------------------------------------------------


5 Risks Associated with Foreign Investments
  ------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable

South Asia Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D



  U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

  Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.


6 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1998.

South Asia Portfolio as of December 31, 1998

INDEPENDENT AUDITORS' REPORT



To the Trustees and Investors
of South Asia Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of South Asia Portfolio as of December 31, 1998, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years then ended and the supplementary data for each of the years in the four-year period then ended and the period from the start of business, May 2, 1994, to December 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based upon our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of South Asia Portfolio at December 31, 1998, and the results of its operations, its cash flows, the changes in its net assets and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                                       DELOITTE & TOUCHE LLP
                                       Boston, Massachusetts
                                       February 12, 1999

Eaton Vance Greater India Fund as of December 31, 1998

INVESTMENT MANAGEMENT


Eaton Vance Greater India Fund

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Trustees

Jessica M. Bibliowicz
President and Chief Operating Officer
John A. Levin & Co.
Director, Baker, Fentress & Company

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

South Asia Portfolio


Officers
Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Scobie Dickinson Ward
Vice President,
Assistant Secretary and
Assistant Treasurer

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees
Hon. Edward K.Y. Chen
Professor and Director, Center for Asian Studies, University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

                       This Page Intentionally Left Blank

Sponsor and Manager of
Eaton Vance Greater India Fund
Administrator of South Asia Portfolio
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Advisor of South Asia Portfolio
Lloyd George Management
(Bermuda) Limited
3808 One Exchange Square
Central, Hong Kong

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123



Eaton Vance Greater India Fund
24 Federal Street
Boston, MA 02110

--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
2-2022-2/99                                                          GISRC-2/99